Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 3,845	$ 3,401
Accumulated Depreciation	2,588	2,293
Property and equipment, net	1,257	1,108
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,396	1,302
Accumulated Depreciation	1,251	1,099
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	893	733
Accumulated Depreciation	669	580
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,100	1,064
Accumulated Depreciation	458	371
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	456	302
Accumulated Depreciation	$ 210	$ 243